Subsequent Events (Details) € in Thousands, $ in Thousands	6 Months Ended			7 Months Ended	8 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Jun. 30, 2017 USD ($)	Jul. 31, 2018 USD ($)	Aug. 24, 2018 USD ($)	Jul. 03, 2018 USD ($)	Jun. 30, 2018 EUR (€)
Subsequent Event [Line Items]
Cash consideration for purchase of vessel	$ 10,255		$ 0
Navios Achilles
Subsequent Event [Line Items]
Vessel capacity in DWT	52,063 dwt	52,063 dwt
Vessel year built	2001	2001
Vessel sale price				$ 8,085
Disposal date	Jul. 31, 2018	Jul. 31, 2018
Navios Primavera
Subsequent Event [Line Items]
Vessel capacity in DWT	53,464 dwt	53,464 dwt
Vessel year built	2007	2007
River and estuary tanker | Shipbuilder
Subsequent Event [Line Items]
Date of delivery	Aug. 17, 2018	Aug. 17, 2018
River and estuary tanker | Navios Logistics
Subsequent Event [Line Items]
Contractual Obligation	$ 14,443						€ 12,400
Fixed interest rate	6.75%						6.75%
Repayment installments	24	24
River and estuary tanker | Navios Logistics | Shipbuilder
Subsequent Event [Line Items]
Percentage financed by third party	50.00%	50.00%
River and estuary tanker | Navios Logistics | Maximum
Subsequent Event [Line Items]
Amount financed by third party	$ 7,222	€ 6,200
Navios Partners | Navios Mars
Subsequent Event [Line Items]
Vessel capacity in DWT	181,259 dwt	181,259 dwt
Vessel year built	2016	2016
Navios Partners | Navios Sphera
Subsequent Event [Line Items]
Vessel capacity in DWT	84,872 dwt	84,872 dwt
Vessel year built	2016	2016
Subsequent event | Navios Achilles
Subsequent Event [Line Items]
Vessel sale price						$ 8,085
Subsequent event | Navios Primavera
Subsequent Event [Line Items]
Cash consideration for purchase of vessel					$ 10,479
Deposit upon signing of contract					$ 1,063
Date of delivery					Q4 2018
Subsequent event | Newbuilding bulk carrier
Subsequent Event [Line Items]
Vessel capacity in DWT					81,000 dwt
Deposit for option acquisition					$ 5,820
Date of delivery					Q2 2020
Subsequent event | Navios Partners | Navios Sphera and Navios Mars
Subsequent Event [Line Items]
Contractual Obligation				$ 79,000
Date of delivery				Q3 2018